SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Text block [abstract]
SHARE CAPITAL
10.	SHARE CAPITAL

(a)	Authorized capital
Unlimited common shares without par value.
Unlimited preferred shares without par value.
Share issuances for the twelve months ended December 31, 2025:
During the twelve months ended December 31, 2025, the Company issued 10,415,004 shares on the exercise of stock options for gross proceeds of $34,703 (Note 10(b)). As a result of the exercises, $17,976 was reclassified from reserves to share capital.
On October 15, 2025, the Company closed a global offering comprising of 33,112,583 common shares sold on a bought deal basis at a price of $12.08 per share and a concurrent offering of 45,801,527 common shares which was settled as CHESS Depository Interests (“CDIs”) on the ASX at a price of A$13.10 per share, for gross proceeds of approximately $948.6 million and incurred transaction costs of $41.9 million and other fees of approximately $3.9 million.
On June 10, 2025, the Company issued 906,785 shares relating to the interest payment on the 2023 Debentures and 2024 Debentures at a fair value of $7,880 (Note 9).
On December 10, 2025, the Company issued 635,659 shares relating to the interest payment on the 2023 Debentures and 2024 Debentures at a fair value of $8,181 (Note 9).
Share issuances for the year ended December 31, 2024:
During the year ended December 31, 2024, the Company issued 13,000,800 shares under its at-the-market
equity program (the “ATM Program”), pursuant to the terms and conditions of an equity distribution agreement dated December 11, 2023 (the “December Sales Agreement”) between NexGen and Virtu Canada Corp. (formerly ITG Canada Corp.) as Canadian agent, and Virtu Americas LLC, as U.S. agent (together, the “Agents”), at an average price of $10.38 per share for gross proceeds of $134,948 and recognized $4,993 of share issuance costs, consisting of commission fees of $1,349 and other transaction costs of $3,644.
On May 14, 2024, the company closed an offering of 20,161,290 common shares, settled in the form of CDIs listed on the ASX for gross proceeds of $226,000 and recognized share issuance costs of $10,336, consisting of commission fees of $9,084 and other transaction costs of $1,252. Concurrent with and to facilitate the offering, NexGen and the Agents agreed to amend the December Sales Agreement by reducing the aggregate value of common shares that may be offered and sold under the ATM Program from up to $500 million to up to approximately $275.9 million.

During the year ended December 31, 2024, the Company issued 8,757,006 shares on the exercise of stock options for gross proceeds of $20,160 (Note 10(b)). As a result of the exercises, $10,760 was reclassified from reserves to share capital.
On May 28, 2024, the Company issued 909,090 shares relating to the establishment fee for the 2024 Debentures at a fair value of $10,235 (Note 9).
On June 10, 2024, the Company issued 215,219 shares relating to the interest payment on the 2023 Debentures at a fair value of $2,088 (Note 9).
On December 10, 2024, the Company issued 704,584 shares relating to the interest payment on the 2023 Debentures and 2024 Debentures at a fair value of $7,976 (Note 9).

(b)	Share options
Pursuant to the Company’s shareholder approved stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company.
The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.
A summary of the changes in the share options is presented below:

	Options outstanding	Weighted average exercise price (C$)
As at December 31, 2023	51,565,802	$5.08
Granted	5,953,000	9.26
Exercised	(8,757,006)	2.30
Forfeited	(145,001)	7.06
As at December 31, 2024	48,616,795	$6.09
Granted	11,964,167	11.74
Exercised	(10,415,004)	3.33
Expired	(201,668)	8.03
Forfeited	(436,665)	8.13
At December 31, 2025 - Outstanding	49,527,625	$8.01
At December 31, 2025 - Exercisable	39,702,519	$7.20

The following table summarizes information about the exercisable share options outstanding as at December 31, 2025:

		Options Outstanding		Options Exercisable
Range of exercise price	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
$4.53- $5.99	1.11	22,254,730	$5.59	22,254,730	$5.59
$6.00 - $7.99	2.85	6,184,062	$7.10	5,692,395	$7.06
$8.00 - $9.99	3.71	9,570,000	$9.36	6,653,333	$9.35
$10.00 - $13.04	4.62	11,518,833	$12.05	5,102,061	$11.56
	2.65	49,527,625	$8.01	39,702,519	$7.20
The
following
weighted average assumptions were used for Black-Scholes valuation of the share options granted:

	Twelve months ended Dec 31,
	2025	2024
Expected stock price volatility	57.29%	61.62%
Expected life of options	5 years	5 years
Risk free interest rate	3.03%	3.00%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in period	$6.07	$5.05
Weighted average exercise price	$11.74	$9.26
Share-based payments for options vested for the twelve months ended December 31, 2025 amounted to $48,111 (twelve months ended December 31, 2024 - $36,445) of which $38,222 (twelve months ended December 31, 2024 - $29,534) was expensed to the statement of net loss and comprehensive loss and $9,889 (twelve months ended December 31, 2024 - $6,911) was capitalized to exploration and evaluation assets (Note 5 and 11).